Note 36 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences (Tables)	6 Months Ended
Jun. 30, 2018
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Gains or losses on financial assets and liabilities and exchange differences. Breakdown by Heading of the Balance Sheet.
Gains or losses on financial assets and liabilities and exchange differences: Breakdown by Heading of the Consolidated Income Statements (Millions of euros)
	June 2018	June 2017
Gains or (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	130	683
Financial assets at fair value through other comprehensive income	102	623
Loans and receivables	21	59
Other	7	1
Gains or (losses) on financial assets and liabilities held for trading, net	324	139
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	5
Gains or (losses) on financial assets and liabilities designated at fair value through profit or loss, net	107	(88)
Gains or (losses) from hedge accounting, net	51	(193)
Subtotal Gains or (losses) on financial assets and liabilities	618	541
Exchange Differences	90	528
Total	708	1,069

Gains or losses on financial assets and liabilities. Breakdown by nature of the Financial Instruments
Gains or losses on financial assets and liabilities: Breakdown by nature of the Financial Instrument (Millions of euros)
	June 2018	June 2017
Debt instruments	222	448
Equity instruments	33	546
Loans and advances to customers	(85)	44
Trading derivatives and hedge accounting	186	(410)
Customer deposits	219	(97)
Other	42	10
Total	618	541